Note 7 - Intangible Assets, Net - Composition of Intangible Assets (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Intangible assets, gross carrying amount	$ 1,109	$ 1,109	$ 1,109
Intangible assets, accumulated amortization	(65)	(55)	(55)
Intangible Assets, Accumulated Impairment	(874)	(874)	(874)	$ 0
Intangible assets, net	170	180	180	$ 386
Computer Software, Intangible Asset [Member]
Intangible assets, gross carrying amount	1,109	1,109	1,109
Intangible assets, accumulated amortization	(65)	(55)	(55)
Intangible Assets, Accumulated Impairment	(874)		(874)
Intangible assets, net	$ 170	$ 180	$ 180
Intangible assets, weighted average life (Year)	4 years 6 months	4 years 9 months	4 years 9 months